Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Research and development expenses [Table Text Block]
	2015	2014	2013
Gross research and development expenses	(3,308)	(3,728)	(3,711)
Research Tax Credit	448	518	561
Grants	170	278	555
Net Research and development expenses	(2,690)	(2,932)	(2,595)